 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending December 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
12/4/03	Shares of beneficial interest	26,000	6.68	7.43	Merrill Lynch
12/5/03	Shares of beneficial interest	20,900	6.71	7.48	Merrill Lynch
12/10/03	Shares of beneficial interest	25,000	6.7182	7.46	Merrill Lynch
12/11/03	Shares of beneficial interest	28,000	6.723	7.45	Merrill Lynch
12/12/03	Shares of beneficial interest	11,600	6.7112	7.46	Merrill Lynch
12/15/03	Shares of beneficial interest	26,000	6.7277	7.45	Merrill Lynch
12/16/03	Shares of beneficial interest	26,000	6.7317	7.47	Merrill Lynch
12/23/03	Shares of beneficial interest	22,000	6.7273	7.46	Merrill Lynch
12/26/03	Shares of beneficial interest	22,000	6.7805	7.50	Merrill Lynch
12/30/03	Shares of beneficial interest	23,000	6.78	7.47	Merrill Lynch
12/31/03	Shares of beneficial interest	1,300	6.76	7.48	Merrill Lynch

Total Shares Repurchased: 231,800

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management